Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
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Tabular disclosure of trade and other receivables

	As of December 31, 2025	As of December 31, 2024
Noncurrent
Other receivables:
Prepayments, tax receivables and other:
Advance payments for transportation services (Note 28.1.1)	311,087	134,436
Receivables related to the transfer of conventional assets (1)	40,945	57,194
Prepaid expenses and other receivables	19,409	11,820
Income tax	785	—
Turnover tax	670	164

	372,896	203,614

Financial assets:
Loans to employees	130	411
Receivables from joint operations	—	1,243

	130	1,654

Total noncurrent trade and other receivables	373,026	205,268

	As of December 31, 2025	As of December 31, 2024
Current
Trade:
Oil, gas and GLP accounts receivable (net of allowance for expected credit losses)	186,403	77,351

	186,403	77,351

Other receivables :
Prepayments, tax credits and other:
Value added tax	77,160	90,704
Advance payments for transportation services (Note 28.1.1)	26,098	7,054
Receivables related to the transfer of conventional assets (1)	23,984	46,018
Income tax	9,283	4,431
Prepaid expenses and other receivables	7,253	9,322

	As of December 31, 2025	As of December 31, 2024
Turnover tax	3,047	2,867

	146,825	160,396

Financial assets:
Accounts receivable from third parties (2)	9,404	29,040
Gas IV Plan (Note 2.5.3)	2,316	3,007
Receivables from joint operations	1,368	5,586
Advances to directors and loans to employees	1,033	742
Balances with related parties (Note 27)	—	4,741
Other	332	632

	14,453	43,748

Other receivables	161,278	204,144

Total current trade and other receivables	347,681	281,495

(1)	See Note 3.2.8.
(2)	As of December 31, 2024 includes 13,200 with Tango, related to the extension of the concessions (Note 28.1.2).

Reconciliation of changes in allowance account for credit losses
The changes in the provision for expected credit losses of trade and other receivables are as follows:

	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
Amounts at beginning of year	(41)	(52)	(231)
Allowances for expected credit losses (Note 7)	(44)	—	—
Foreign exchange differences	15	11	179

Amounts at end of year	(70)	(41)	(52)